Subsequent Events and Reverse Merger (Details Textual) (USD $)										1 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 01, 2011 Founders [Member]	Nov. 14, 2014 Subsequent Event [Member]	Nov. 14, 2014 Subsequent Event [Member] Loans Payable [Member] Founders [Member]	Nov. 14, 2014 Subsequent Event [Member] Singing Shareholders [Member]	Nov. 14, 2014 Subsequent Event [Member] Quartet Shareholders [Member]	Nov. 14, 2014 Subsequent Event [Member] Advisors to Mergers [Member]	Nov. 14, 2014 Subsequent Event [Member] Quartet [Member]	Nov. 14, 2014 Subsequent Event [Member] Quartet [Member] Common Stock [Member]	Nov. 14, 2014 Subsequent Event [Member] Quartet [Member] Common Stock [Member] Rights [Member]	Nov. 14, 2014 Subsequent Event [Member] Former Pangaea [Member] Common Stock [Member]	Nov. 14, 2014 Subsequent Event [Member] Former Pangaea [Member] Common Stock [Member] Convertible Preferred Stock [Member]	Nov. 14, 2014 Subsequent Event [Member] Signing Holders [Member] Common Stock [Member]
Subsequent Event [Line Items]
Number of Shares Converted into Cash During Merger											8,840,014
Price per Share of Stock Converted During Merger											$ 10.20
Value of Shares Converted into Cash During Merger											$ 90,139,132
Stock Issued During Period, Shares, Share-based Compensation, Forfeited											1,739,062
Stock Issued During Period, Shares, Acquisitions											3,130,861				31,150,827
Stock Issued During Period, Shares, Conversion of Convertible Securities										123,356		1,026,812		115,352
Number of Convertible Preferred Shares Converted During Merger													105,670
Number of Shares Issued During Merger Excluding Forfeited Shares Reissued															29,411,765
Stock Issued During Period, Shares, Treasury Stock Reissued															1,739,062
Conversion of Stock, Shares Issued											291,953
Number of Unit Purchase Options Converted During Merger											420,000
Number of Issued Shares Denoted as Advisors to Mergers											415,309
Common Stock, Shares, Outstanding	87,329	87,329	191,606		34,696,997
Perecentage of Holding of Shares							89.80%	9.00%	1.20%
Due to Related Parties, Noncurrent	$ 0	$ 17,303,918				$ 5,000,000
Debt Instrument, Interest Rate, Stated Percentage				5.00%		5.00%